Accounts receivable, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance at beginning of year	$ (285)	$ (218)
Additions	(1,653)	(62)
Income from unused provisions	60
Utilized provisions during the year
Foreign exchange fluctuations	41	(5)
Balance at end of year	$ (1,837)	$ (285)